Segment disclosure	12 Months Ended
Dec. 31, 2020
Segment disclosure [abstract]
Segment disclosure [Text Block]

33. Segment disclosure

Following the acquisition of Barkerville in November 2019, the chief operating decision-maker organizes and manages the business under two operating segments: (i) acquiring and managing precious metal and other royalties, streams and similar interests, and (ii) the exploration, evaluation and development of mining projects. The assets, liabilities, revenues, expenses and cash flows of Osisko and its subsidiaries, other than Osisko Development and its subsidiaries, are attributable to the precious metal and other royalties, streams and similar interests operating segment. The assets, liabilities, revenues, expenses and cash flows of Osisko Development and its subsidiaries are attributable to the exploration, evaluation and development of the mining projects operating segment. Prior to the acquisition of Barkerville, the Company had only one operating segment, which was the acquiring and managing precious metal and other royalties, streams and similar interests. The comparative figures have been restated to conform to the actual segments.

The following table presents the main assets, liabilities, revenues, expenses and cash flows per operating segment:

	Year ended December 31, 2020
	Royalties, streams and similar interests (i)	Mining exploration, evaluation and development (ii)	Intersegment transactions(iii)	Consolidated
	$	$	$	$

Cash	105,097	197,427	—	302,524
Current assets	117,592	218,478	(882)	335,188
Investments in associates and other investments	166,589	110,144	—	276,733
Royalty, stream and other interests	1,203,781	—	(87,653)	1,116,128
Mining interests and plant and equipment	9,011	407,000	73,501	489,512
Exploration and evaluation assets	—	41,869	650	42,519
Goodwill	111,204	—	—	111,204
Total assets	1,609,349	802,144	(14,384)	2,397,104

Long-term debt	400,429	—	—	400,429

Revenues	213,630	—	—	213,630
Gross profit	104,325	—	—	104,325
Operating expenses	(28,021)	(8,301)	—	(36,322)
Impairments	(36,298)	—	—	(36,298)
Net earnings (loss)	23,501	(7,272)	—	16,229

Cash flows from operating activities	113,962	(5,984)	—	107,978
Cash flows from investing activities	(161,131)	(61,968)	—	(223,099)
Cash flows from financing activities	109,444	207,417	—	316,861
	Year ended December 31, 2019
	Royalties, streams and similar interests (i)	Mining exploration, evaluation and development (ii)	Intersegment transactions(iii)	Consolidated
	$	$	$	$

Cash	100,217	8,006	—	108,223
Current assets	127,547	12,882	—	140,429
Investments in associates and other investments	113,169	58,357	—	171,526
Royalty, stream and other interests	1,187,082	—	(56,570)	1,130,512
Mining interests and plant and equipment	9,915	277,208	56,570	343,693
Exploration and evaluation assets	—	42,949	—	42,949
Goodwill	111,204	—	—	111,204
Total assets	1,608,353	338,900	—	1,947,253

Long-term debt	349,042	—	—	349,042

Revenues	392,599	—	—	392,599
Gross profit	82,709	—	—	82,709
Operating expenses	(26,151)	(3,844)	—	(29,995)
Gain on disposal of an offtake interest	7,636	—	—	7,636
Impairments	(198,315)	(62,485)	—	(260,800)
Net loss	(158,493)	(75,702)	—	(234,195)

Cash flows from operating activities	99,266	(7,668)	—	91,598
Cash flows from investing activities	4,854	2,708	—	7,562
Cash flows from financing activities	(161,910)	—	—	(161,910)

(i)   Osisko Gold Royalties Ltd and its subsidiaries, excluding Osisko Development Corp. and its subsidiaries.

(ii) Osisko Development Corp. and its subsidiaries as at December 31, 2020 (represents the assets of Barkerville and the other mining assets transferred to Osisko Development through the RTO transaction (Note 7) as at December 31, 2019).

(iii) The adjustments are related to intersegment balances and to royalties and streams held by Osisko Gold Royalties on assets held by Osisko Development, which are cancelled on the consolidation.

Royalty, stream and other interests - Geographic revenues

All of the Company's revenues are attributable to the precious metal and other royalties, streams and similar interests operating segment.  Geographic revenues from the sale of metals and diamonds received or acquired from in-kind royalties, streams and other interests are determined by the location of the mining operations giving rise to the royalty, stream or other interest. For the years ended December 31, 2020 and 2019, royalty, stream and other interest revenues were mainly earned from the following jurisdictions:

	North America	South America	Australia	Africa	Europe	Total
	$	$	$	$	$	$

2020
Royalties	106,780	554	52	3,919	—	111,305
Streams	13,999	19,862	2,098	—	9,310	45,269
Offtakes	57,056	—	—	—	—	57,056

	177,835	20,416	2,150	3,919	9,310	213,630

2019
Royalties	93,092	330	59	3,665	—	97,146
Streams	21,588	11,849	2,005	—	7,535	42,977
Offtakes	252,476	—	—	—	—	252,476

	367,156	12,179	2,064	3,665	7,535	392,599

For the year ended December 31, 2020, one royalty interest generated revenues of $66.8 million ($61.1 million for the year ended December 31, 2019), which represented 43% of revenues (44% of revenues for the year ended December 31, 2019) (excluding revenues generated from the offtake interests).

For the year ended December 31, 2020, revenues generated from precious metals and diamonds represented 94% and 4%, respectively, of total revenues (92% and 6% excluding offtakes, respectively). For the year ended December 31, 2019, revenues generated from precious metals and diamonds represented 94% and 5%, respectively, of total revenues (84% and 13% excluding offtakes, respectively).

Royalty, stream and other interests - Geographic net assets

The following table summarizes the royalty, stream and other interests by country, as at December 31, 2020 and 2019, which is based on the location of the property related to the royalty, stream or other interests:

	North America	South America	Australia	Africa	Asia	Europe	Total
	$	$	$	$	$	$	$

December 31, 2020
Royalties	576,835	46,374	9,924	8,313	—	15,215	656,661
Streams	172,879	183,679	1,481	—	28,392	54,510	440,941
Offtakes	5,690	—	8,119	—	4,717	—	18,526

	755,404	230,053	19,524	8,313	33,109	69,725	1,116,128

December 31, 2019
Royalties	560,246	31,657	9,961	10,488	—	15,215	627,567
Streams	194,344	198,021	2,435	—	28,963	59,401	483,164
Offtakes	6,689	—	8,282	—	4,810	—	19,781

	761,279	229,678	20,678	10,488	33,773	74,616	1,130,512

Exploration, evaluation and development of mining projects

The inventories, mining interests, plant and equipment and exploration and evaluation assets related to the exploration, evaluation and development of mining projects (excluding the intersegment transactions) are located in Canada and in Mexico, and are detailed as follow as at December 31, 2020 and 2019:

	December 31, 2020			December 31, 2019
	Canada	Mexico	Total	Canada	Mexico	Total
	$	$	$	$	$	$
Assets
Inventories	1,599	25,705	27,304	1,656	—	1,656
Mining interests, plant and equipment	344,903	62,097	407,000	277,208	—	277,208
Exploration and evaluation assets	40,680	1,189	41,869	41,725	1,224	42,949
Total assets	704,998	97,146	802,144	337,615	1,285	338,900